Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Compensation Table

	Summary Compensation Table Total for Albert Chao (CEO)($)	Summary Compensation Table Total for Gilson (CEO)($)		Compensation Actually Paid to Albert Chao (CEO)($)	Compensation Actually Paid to Gilson (CEO)($) (3)	Avg. Summary Compensation Table Total for Non-CEO NEOs($)	Avg. Compensation Actually Paid to Non-CEO NEOs($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income/ Loss (in millions) ($) (6)	Economic Value Added (EVA) (in millions) ($) (7)
Year (1)								Total Shareholder Return($)	Peer Group Total Shareholder Return($) (5)
2025	—	6,423,651		—	3,727,754	5,172,918	17,948	98.05	122.44	(1,471)	(1,398)
2024	10,923,881	4,259,975	(2)	4,981,732	3,600,950	4,631,593	2,632,294	148.06	123.81	647	(168)
2023	11,971,486	—		22,752,624	—	6,043,960	11,301,095	178.15	124.07	522	18
2022	12,242,340	—		17,700,713	—	5,431,437	7,237,933	128.74	111.73	2,297	1,545
2021	10,401,407	—		14,034,003	—	4,029,808	5,271,240	120.51	125.91	2,070	1,594

(1)	For each respective year, our CEOs and Non-CEO NEOs included in the table above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2025	Jean-Marc Gilson	Albert Chao, James Chao, M. Steven Bender and Robert F. Buesinger
2024	Albert Chao and Jean-Marc Gilson	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2023	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2022	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns
2021	Albert Chao	James Chao, M. Steven Bender, Robert F. Buesinger and Roger L. Kearns

(2)	This amount has been revised to align with the amount reported in the Summary Compensation Table.
(3)
The table below details the adjustments made to the Summary Compensation Table totals for the CEO, Mr. Gilson, to arrive at the “compensation actually paid to the CEO” for 2025. Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date (ranging from $74.36 to $116.76 for the measurement dates used to calculate compensation actually paid for 2025), risk-free interest rate (ranging from 3.60% to 4.32% for the measurement dates used to calculate compensation actually paid for 2025), expected life (ranging from 1.88 to 5.36 years for the measurement dates used to calculate compensation actually paid for 2025), expected volatility of the price of our Common Stock (ranging from 31.6% to 37.4% for the measurement dates used to calculate compensation actually paid for 2025), and expected dividend yield (ranging from 1.8% to 2.8% for the measurement dates used to calculate compensation actually paid for 2025). Restricted stock unit fair values are calculated at each measurement date based on the closing stock price of our Common Stock as of the measurement date (ranging from $6.12 to $29.86 for the measurement dates used to calculate compensation actually paid for 2025). Performance stock unit fair values are calculated using a Monte Carlo simulation model, consistent with the approach used to value the awards at the grant date. Performance stock unit fair values as of each measurement date were determined using updated assumptions (risk-free interest rate (ranging from 3.47% to 3.48% for the measurement dates used to calculate compensation actually paid for 2025), volatility of the price of our Common Stock (35% for the measurement dates used to calculate compensation actually paid for 2025), the closing price of our Common Stock on the measurement date ($73.94 for the measurement dates used to calculate compensation actually paid for 2025), volatilities of the prices of the stocks of the peer group companies, and the correlations of returns of our Common Stock and the stocks of the peer group companies to simulate total shareholder returns and their resulting impact on the payout percentages).

Adjustments to Determine Compensation Actually Paid for Gilson (CEO)	2025($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,000,205)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(963,799)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,098,632
Increase for fair value of awards granted during year that vested during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(830,525)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(2,695,897)
(4)
The average Summary Compensation Table totals for
Non-CEO
NEOs are adjusted to arrive at the average compensation actually paid to the
Non-CEO
NEOs each year using the
same
methodology as described for the CEOs and as indicated in the table below for 2025. Stock option fair values, restricted stock unit fair values, and performance stock unit fair values are calculated using the same methodology as described for the CEOs.

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2025($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,397,806)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(974,755)
Increase for fair value of awards granted during year that remain unvested as of year-end	1,677,864
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(3,520,024)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	59,751
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(5,154,970)

(5)	Peer group is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”)
(6)	Amounts shown reflect consolidated net income, including net income attributable to noncontrolling interests, as reported in the Company’s audited financial statements for the applicable fiscal year.
(7)
EVA generated by the Company was determined by subtracting from the Company’s net operating profit after taxes (“NOPAT”) a charge of 8.75% of the capital employed to generate the profit. The 8.75% capital charge represents the Company’s estimate of its weighted average cost of debt and equity capital. EVA is solely a measure used by the Company under its compensation programs. It is not the same as the corresponding accounting measures calculated in accordance with U.S. GAAP for financial reporting purposes and is not intended to reflect the Company’s performance for any purpose other than determination of bonuses awarded under the AIP, the QIP and the amount of performance stock units earned. NOPAT is adjusted to account for any amortization of intangibles, acquisition-related integration and transaction costs, adjustments associated with acquisitions, impairment and restructuring costs (together,
“non-operating
impacts”) amortized over a period commensurate with the period which the Company realizes benefits, and noncontrolling interests. Capital employed represents the Company’s total assets minus cash, restricted cash, current liabilities (but excluding the current portion of long-term debt) and pensions and other post-retirement benefits. Capital employed is adjusted to remove the impact of significant capital projects, non-controlling
interests, the difference between an acquired company’s opening balance sheet and the purchase price for such acquired company, any impact based on the Company’s actual taxes paid as compared to the long-term expected cash tax rate used for NOPAT and adding back historical adjustments to NOPAT based on non-operating
impacts.

Company Selected Measure Name	Economic Value Added (EVA)
Named Executive Officers, Footnote
(1)	For each respective year, our CEOs and Non-CEO NEOs included in the table above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2025	Jean-Marc Gilson	Albert Chao, James Chao, M. Steven Bender and Robert F. Buesinger
2024	Albert Chao and Jean-Marc Gilson	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2023	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2022	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns
2021	Albert Chao	James Chao, M. Steven Bender, Robert F. Buesinger and Roger L. Kearns

Peer Group Issuers, Footnote	Peer group is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”)
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for Gilson (CEO)	2025($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,000,205)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(963,799)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,098,632
Increase for fair value of awards granted during year that vested during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(830,525)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(2,695,897)

Non-PEO NEO Average Total Compensation Amount	$ 5,172,918	$ 4,631,593	$ 6,043,960	$ 5,431,437	$ 4,029,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,948	2,632,294	11,301,095	7,237,933	5,271,240
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2025($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,397,806)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(974,755)
Increase for fair value of awards granted during year that remain unvested as of year-end	1,677,864
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(3,520,024)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	59,751
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(5,154,970)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s fiscal year 2025 performance.
Key Performance Measures
Economic Value Added (“EVA”)
Total Shareholder Return (“TSR”)
EVA Rate of Return
Relative TSR

Total Shareholder Return Amount	$ 98.05	148.06	178.15	128.74	120.51
Peer Group Total Shareholder Return Amount	122.44	123.81	124.07	111.73	125.91
Net Income (Loss)	$ (1,471,000,000)	$ 647,000,000	$ 522,000,000	$ 2,297,000,000	$ 2,070,000,000
Company Selected Measure Amount	(1,398,000,000)	(168,000,000)	18,000,000	1,545,000,000	1,594,000,000
Stock Option Fair Values Measurement Date Minimum	$ 74.36
Stock Option Fair Values Measurement Date Maximum	$ 116.76
Stock Option Fair Values Risk Free Interest Rate Minimum	3.60%
Stock Option Fair Values Risk Free Interest Rate Maximum	4.32%
Stock Option Fair Values Of Expected Life Minimum	1 year 10 months 17 days
Stock Option Fair Values Of Expected Life Maximum	5 years 4 months 9 days
Stock Option Fair Values Of Expected Dividend Yield Minimum	1.80%
Stock Option Fair Values Of Expected Dividend Yield Maximum	2.80%
Stock Option Fair Values Of Expected Volatility Of The Price Minimum	31.60%
Stock Option Fair Values Of Expected Volatility Of The Price Maximum	37.40%
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Minimum	$ 6.12
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Maximum	$ 29.86
Performance Stock Unit Fair Values Of RiskFree Interest Rate Minimum	3.47%
Performance Stock Unit Fair Values Of RiskFree Interest Rate Maximum	3.48%
Performance Stock Unit Fair Values Of Volatility Of Common Stock	35.00%
Performance Stock Unit Fair Values Of Closing Price	$ 73.94
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Value Added (“EVA”)
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 3
Pay vs Performance Disclosure
Name	EVA Rate of Return
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Albert Chao [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 10,923,881	$ 11,971,486	$ 12,242,340	$ 10,401,407
PEO Actually Paid Compensation Amount	0	4,981,732	22,752,624	17,700,713	14,034,003
Jean-Marc Gilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,423,651	4,259,975	0	0	0
PEO Actually Paid Compensation Amount	$ 3,727,754	$ 3,600,950	$ 0	$ 0	$ 0
PEO Name	Mr. Gilson
PEO | Jean-Marc Gilson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,695,897)
PEO | Jean-Marc Gilson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,098,632
PEO | Jean-Marc Gilson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(830,525)
PEO | Jean-Marc Gilson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,205)
PEO | Jean-Marc Gilson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,799)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,154,970)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,677,864
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,520,024)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,751
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,397,806)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (974,755)